Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2018
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$158,738	$158,738	$—	$—
Restricted cash	54,592	54,592	—	—
Marketable securities	297	247	—	50
Total assets	$213,627	$213,577	$—	$50
Liabilities:
Acquisition consideration payable	$11,312	$—	$—	$11,312
Acquisition consideration payable, non-current	725	—	—	725
Total liabilities	$12,037	$—	$—	$12,037

	Fair Value Measurements at December 31, 2017
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and Cash Equivalents	$20,429	$20,429	$—	$—
Marketable securities	441	356	—	85
Total assets	$20,870	$20,785	$—	$85
Liabilities:
Acquisition consideration payable	$53,209	$—	$—	$53,209
Acquisition consideration payable, non-current	1,063			1,063
Total liabilities	$54,272	$—	$—	$54,272

Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following tables includes a summary of the changes to contingent consideration liabilities during the year ended December 31, 2018, 2017 and 2016. The contingent consideration is measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018, 2017 and 2016:

(in thousands)	2018
Beginning Balance at December 31, 2017	54,272
Re-measurement of Fair Value	9,644
Settlements of current year contingent consideration	(51,879)
Ending Balance at December 31, 2018	$12,037

(in thousands)	2017
Beginning Balance at December 31, 2016	48,362
Scilex acquisition adjustment (See Note 4)	(6,500)
Acquisition consideration payable - current year acquisitions (See Note 4)	12,807
Contingent consideration (Non-current) - current year acquisitions (See Note 4)	983
Re-measurement of Fair Value	—
Payment of shares for current year contingent consideration	(1,380)
Ending Balance at December 31, 2017	$54,272

(in thousands)	2016
Beginning Balance at December 31, 2015	—
Contingent consideration - current year acquisitions (1)	50,137
Re-measurement of Fair Value – current year acquisitions	(1,775)
Payment of current year contingent consideration	—
Ending Balance at December 31, 2016	$48,362
(1) Includes the BDL contingent consideration of 309,917 shares.
The following table includes a summary of the warrant measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018 (in thousands):

Total
Beginning balance at December 31, 2017	$84
Addition of warrant	—
Change in fair value of warrant	(34)
Ending balance at December 31, 2018	$50

Schedule of Quantitative Information about Inputs and Valuation Methodologies Used for Fair Value Measurements Classified in Level 3 of Fair Value Hierarchy
The following table includes a summary of the Company’s contingent and financing liabilities, related inputs used to determine fair value, and the valuation methodologies used for the fair value measurements using significant unobservable inputs (Level 3) at December 31, 2018:

(in thousands)	Fair Value Measurements at December 31, 2018	Valuation Methodology	Significant Unobservable Input	Weighted Average (range, if applicable)
Virttu Contingent Consideration (Non-Current)	$725	Multiple outcome discounted cash flow	Discount Rate Probability of Regulatory Milestone	19.2% 16%
Concortis Contingent Consideration	511	Multiple outcome discounted cash flow	Discount Rate Percent probabilities assigned to scenarios	19.2% 20%
Shanghai Three Contingent Consideration	336	Multiple outcome discounted cash flow	Discount Rate Percent probabilities assigned to scenarios	19.2% 10%
RWMC Contingent Consideration	503	Multiple outcome discounted cash flow	Discount Rate, Percent probabilities assigned to scenarios	19.2% 10%